N-2	Feb. 13, 2026
Cover [Abstract]
Entity Central Index Key	0001270131
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	LMP CAPITAL AND INCOME FUND INC.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISKS
The Fund is a diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. In accordance with the requirements of the 1940 Act, the Fund reclassified its diversification status from non-diversified
to diversified. Diversification does not assure against market loss. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives
. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.

Risk [Text Block]
The Fund is a diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. In accordance with the requirements of the 1940 Act, the Fund reclassified its diversification status from non-diversified
to diversified. Diversification does not assure against market loss. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives
. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.